Financial result (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial result
Net Unrealized currency exchange gain/loss (-)	€ (45,484,000)	€ 22,727,000	€ (20,544,000)
Net realized currency exchange gain/loss (-)	474,000	(678,000)	(1,118,000)
Fair value re-measurement of warrants		4,000	18,000
Fair value loss on financial assets held at fair value through profit or loss	1,175,000		(390,000)
Positive effect from settlement of hedging instrument	22,745,000
Fair value gain on current financial investments	(18,266,000)	73,742,000	38,286,000
Fair value adjustments and net currency exchange differences	(39,356,000)	95,795,000	16,252,000
Other financial income:
Interest income	46,339,000	89,378,000	79,290,000
Discounting effect of non-current R&D incentives receivables	1,648,000	1,132,000	617,000
Discounting effect of other non-current liabilities.		395,000	318,000
Other finance income	64,000	223,000	24,000
Total other financial income	48,051,000	91,128,000	80,249,000
Other financial expenses:
Interest expenses	(1,034,000)	(911,000)	(1,770,000)
Discounting effect of non-current deferred income		227,000	645,000
Discounting effect of other non-current liabilities	(1,183,000)	395,000	318,000
Other finance charges	(646,000)	(759,000)	(843,000)
Total other financial expense	(2,863,000)	(1,670,000)	(2,613,000)
Total net other financial income	5,832,000	185,253,000	93,888,000
Cash and cash equivalents and current financial investments [member]
Other financial expenses:
Fair value gains and interest Income excluding currency exchange results.	103,000,000	140,400,000	125,200,000
Cash and cash equivalents and current financial investments [member] | At amortized cost [member]
Financial result
Net Unrealized currency exchange gain/loss (-)	€ (44,800,000)	€ 22,200,000	€ (20,400,000)